TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
-Share-based compensation expenses	0.10%	0.10%	0.10%
-Change in fair value of convertible senior notes and call options	(4.40%)	32.00%	0.60%
-Accrued payroll and welfare expenses	0.10%	0.40%	0.50%
-Change of enacted tax rate	2.10%	(7.20%)	0.70%
-Other non-deductible expenses including tax preferences	(1.80%)	(6.60%)	(7.00%)
Difference in tax rate of subsidiaries outside the PRC	2.20%	(3.10%)	4.50%
Effect of tax holiday for subsidiaries	(12.90%)	(7.80%)	(4.60%)
Change in valuation allowance	7.40%	(1.30%)	2.40%
Effective tax rate	17.80%	31.50%	22.20%